The Tocqueville Fund
Schedule of Investments as of January 31, 2023
(Unaudited)

	Shares	Value
Common Stocks - 91.3%
Automobiles & Components - 0.5%
Toyota Motor Corp. - ADR (b)	15,000	$2,206,650
Banks - 1.6%
Bank of America Corp.	120,000	4,257,600
SVB Financial Group (a)	10,000	3,024,400
		7,282,000
Capital Goods - 10.0%
Apogee Enterprises, Inc.	135,000	6,323,400
Caterpillar, Inc.	25,000	6,307,250
Crane Holdings Co.	57,500	6,664,825
Deere & Co.	20,000	8,456,800
Illinois Tool Works, Inc.	25,000	5,901,000
Mayville Engineering Co, Inc. (a)	400,000	6,400,000
Parker-Hannifin Corp.	15,000	4,890,000
		44,943,275
Commercial & Professional Services - 4.1%
ABM Industries, Inc.	125,000	5,863,750
BGSF, Inc.	300,000	4,344,000
Cintas Corp.	3,500	1,553,090
Republic Services, Inc.	40,000	4,992,800
Steelcase, Inc. - Class A	200,000	1,560,000
		18,313,640
Consumer Durables & Apparel - 1.0%
Sony Group Corp. - ADR (b)	50,000	4,473,000
Consumer Services - 1.5%
McDonald’s Corp.	25,000	6,685,000
Restaurant Brands International LP	37	2,898
		6,687,898
Diversified Financials - 2.7%
Apollo Global Management, Inc.	25,000	1,769,500
Intercontinental Exchange, Inc.	25,000	2,688,750
The Charles Schwab Corp.	100,000	7,742,000
		12,200,250
Energy - 5.5%
Black Stone Minerals LP	43,104	701,733
Cameco Corp. (b)	50,000	1,400,500
Chevron Corp.	40,000	6,960,800
Diamondback Energy, Inc.	40,000	5,844,800
Halliburton Co.	100,000	4,122,000
Occidental Petroleum Corp.	50,000	3,239,500
SM Energy Co.	75,000	2,465,250
		24,734,583
Food & Staples Retailing - 1.4%
Walmart, Inc.	45,000	6,474,150
Food, Beverage & Tobacco - 2.0%
Farmer Bros Co. (a)	550,000	2,684,000
The Coca-Cola Co.	100,000	6,132,000
		8,816,000
Health Care Equipment & Services - 4.5%
Abbott Laboratories	50,000	5,527,500
Cross Country Healthcare, Inc. (a)	190,000	5,272,500
DexCom, Inc. (a)	28,000	2,998,520
Inogen, Inc. (a)	175,000	4,082,750
Schrodinger Inc/United States (a)	100,000	2,418,000
		20,299,270
Household & Personal Products - 3.3%
Colgate-Palmolive Co.	100,000	7,453,000
The Procter & Gamble Co.	50,000	7,119,000
		14,572,000
Insurance - 1.6%
Aflac, Inc.	100,000	7,350,000
Materials - 13.6%
Avient Corp.	100,000	4,052,000
BHP Group Ltd. - ADR (b)	50,000	3,507,500
Dow, Inc.	40,000	2,374,000
Freeport-McMoRan, Inc.	100,000	4,462,000
Innospec, Inc.	29,000	3,277,580
Landec Corp.	388,700	2,413,827
Newmont Mining Corp.	100,000	5,293,000
Nutrien Ltd. (b)	50,000	4,139,500
Orion Engineered Carbons SA (b)	475,000	9,984,500
Pan American Silver Corp. (b)	100,000	1,823,000
Sibanye Stillwater Ltd. - ADR (b)	150,000	1,614,000
Sonoco Products Co.	75,000	4,583,250
South32 Ltd. - ADR (b)	100,000	1,601,000
Vulcan Materials Co.	40,000	7,333,200
Wheaton Precious Metals Corp. (b)	100,000	4,574,000
		61,032,357
Media - 0.5%
Vivendi SE (b)	215,000	2,304,173
Media & Entertainment - 4.7%
Alphabet, Inc. - Class A (a)	85,000	8,401,400
Cars.com, Inc. (a)	413,500	7,070,850
The Walt Disney Co. (a)	50,000	5,424,500
		20,896,750
Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
Johnson & Johnson	20,000	3,268,400
Merck & Co., Inc.	100,000	10,741,000
Pfizer, Inc.	150,000	6,624,000
		20,633,400
Retailing - 1.2%
Amazon.com, Inc. (a)	50,000	5,156,500
Semiconductors & Semiconductor Equipment - 6.3%
Applied Materials, Inc.	70,000	7,804,300
Intel Corp.	90,000	2,543,400
Marvell Technology, Inc.	100,000	4,315,000
NVIDIA Corp.	35,000	6,837,950
QUALCOMM, Inc.	50,000	6,660,500
		28,161,150
Software & Services - 9.1%
Adobe, Inc. (a)	5,000	1,851,700
Automatic Data Processing, Inc.	40,000	9,032,400
Microsoft Corp.	40,000	9,912,400
Paycom Software, Inc. (a)	10,000	3,239,400
Paylocity Holding Corp. (a)	25,000	5,207,250
ServiceNow, Inc. (a)	15,000	6,826,950
Shopify, Inc. - Class A (a) (b)	100,000	4,927,000
		40,997,100
Technology Hardware & Equipment - 7.5%
Apple, Inc.	65,000	9,378,850
Fabrinet (a) (b)	62,100	8,176,086
Flex Ltd. (a) (b)	415,000	9,690,250
Lumentum Holdings, Inc. (a)	83,000	4,994,940
TTM Technologies, Inc. (a)	76,935	1,209,418
		33,449,544
Telecommunication Services - 0.9%
Verizon Communications, Inc.	100,000	4,157,000
Utilities - 3.2%
Dominion Energy, Inc.	50,000	3,182,000
NextEra Energy, Inc.	150,000	11,194,500
		14,376,500
Total Common Stocks (Cost $201,946,842)		409,517,190

Real Estate Investment Trust - 1.3%
Real Estate - 1.3%
Weyerhaeuser Co.	175,000	6,025,250
Total Real Estate Investment Trust (Cost $3,359,578)		6,025,250

Short-Term Investment - 4.9%
Money Market Fund - 4.9%
STIT - Treasury Portfolio - Instutional Class, 4.294% (c)	22,127,681	22,127,681
Total Short-Term Investment (Cost $22,127,681)		22,127,681

Total Investments (Cost $227,434,101) - 97.5%		437,670,121
Other Assets in Excess of Liabilities - 2.5%		11,232,540
Total Net Assets - 100.0%		$448,902,661

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)
Foreign issued Security.  Foreign Concentration (including ADR’s) was as follows: Australia 1.2%, Canada 3.7%, Cayman Islands 1.8%, France 0.5%, Japan 1.5%, Luxembourg  2.2%, Singapore 2.2%, South Africa 0.4%

(c)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of January 31, 2023, involving the Funds’ assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund*
Assets
Common Stocks	$409,514,292	$2,898	$-	$409,517,190

Real Estate Investment Trust (REIT)	6,025,250	-	-	6,025,250

Money Market Fund	22,127,681		-	22,127,681

Total Assets	$437,667,223	$2,898	$-	$437,670,121

* For further information regarding portfolio characteristics, please see the accompanying Schedule of Investments.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.